Alliance
Municipal
Trust
-Virginia Portfolio

                            AllianceCapital [LOGO](R)

Semi-Annual Report
December 31, 2001
(unaudited)

STATEMENT OF NET ASSETS
December 31, 2001 (unaudited)      Alliance Municipal Trust - Virginia Portfolio
================================================================================

Principal
 Amount
  (000)    Security(a)                                        Yield     Value
--------------------------------------------------------------------------------

           MUNICIPAL
           BONDS-95.9%
           VIRGINIA-95.9%
           Alexandria Educational
           Facility Revenue IDA
           (Church School Diocese
           of Virginia)
           Series 99
$   2,915  1/01/30 (b) ............................           1.65%   $2,915,000
           Amelia County SWDR
           (Chambers Waste
           Systems, Inc.) AMT
    4,290  7/01/07 (b) ............................           1.70     4,290,000
           Arlington County
           (Ballston Public Parking
           Facility Project)
           Series 84
    3,700  8/01/17 (b) ............................           1.60     3,700,000
           Arlington County IDA
           MFHR
           (Arna Valley View
           Apartments)
           Series 00 AMT
    5,150  8/01/32 (b) ............................           1.70     5,150,000
           Botetourt County IDA
           (Emkay Holdings
           L.L.C. Project)
           Series 95 AMT
    3,162  10/01/05 (b) ...........................           1.85     3,161,500
           Botetourt County IDR
           (Virginia Forge Co. ....................
           Project)
           Series 96 AMT
      900  7/01/11 (b) ............................           1.70       900,000
           Campbell County PCR
           (Georgia Pacific Power)
           AMT
    3,000  12/01/19 (b) ...........................           1.75     3,000,000
           Chesapeake Hospital
           Authority
           (Chesapeake General
           Hospital)
           Series 01B
    4,000  7/01/31 (b) ............................           1.60     4,000,000
           Chesterfield County
           IDA SWDR
           (Allied Signal Inc.)
           Series 99 AMT
    2,500  7/01/11 (b) ............................           1.75     2,500,000
           Clarke County IDA
           (Winchester Medical
           Center, Inc.)
           Series 00 FSA
    5,065  1/01/30 (b) ............................           1.85     5,065,000
           Emporia IDA
           (Toll VA III L.P. Project)
           Series 99 AMT
    1,800  11/01/23 (b) ...........................           1.70     1,800,000
           Fairfax County IDA
           (Fairfax Hospital
           Systems)
           Series 88D
    7,750  10/01/25 (b) ...........................           1.66     7,750,000
           Fairfax County IDR
           (Fair Lakes/ D&K LP)
           Series 96 AMT
    4,000  8/01/16 (b) ............................           1.70     4,000,000
           Hampton Redevelopment
           & Housing Authority
           MFHR
           (Avalon at Hampton I
           Project)
           Series 96A
    2,000  6/15/26 (b) ............................           1.50     2,000,000
           Hampton Redevelopment
           & Housing Authority
           MFHR
           (Township Apartments
           Project)
           Series 98
    5,300  2/01/28 (b) ............................           1.65     5,300,000
           Harrisonburg Housing
           Authority
           (Misty Ridge Project)
           Series 91A
    2,655  3/01/16 (b) ............................           1.68     2,655,000
           Harrisonburg MFHR
           (Huntington Village
           Apartments Project)
           Series 01 AMT
    3,750  8/15/33 (b) ............................           1.70     3,750,000
           Henrico County Health
           Facility Revenue
           (Hermitage)
           Series 98
    1,380  8/01/23 (b) ............................           1.60     1,380,000
           Henrico EDA
           (White Oak
           Semiconductor)
           Series 00 AMT
    5,000  10/01/27 (b) ...........................           1.70     5,000,000

STATEMENT OF NET ASSETS
(continued)                        Alliance Municipal Trust - Virginia Portfolio
================================================================================

Principal
 Amount
  (000)    Security(a)                                      Yield      Value
--------------------------------------------------------------------------------

           Henry County IDA
           (Amfibe, Inc. Project)
           Series 98 AMT
$   2,600  1/01/13 (b) ............................          1.70%   $2,600,000
           James City IDR
           (Greystone of
           Virginia, Inc.)
           Series 98 AMT
    4,550  9/01/08 (b) ............................          1.80     4,550,000
           King George County
           IDA SWDR
           (Garnet of VA, Inc.)
           Series 96 AMT
    4,190  9/01/21 (b) ............................          1.70     4,190,000
           Loudoun County IDA
           (Atlantic Coast Airlines)
           Series 01 AMT
      650  6/01/22 (b) ............................          2.00       650,000
           Loudoun County IDA
           Residental Care Facility
           (Falcons Landing Project)
           Series 98
   11,000  11/01/28 (b) ...........................          1.60    11,000,000
           Loudown County
           (Kinder-Care
           Learning Centers)
           Series A
      394  6/01/02 (b) ............................          1.90       394,000
           Louisa County IDA
           (Pooled Financing)
           Series 95
    1,240  1/01/20 (b) ............................          1.60     1,240,000
           Louisa County IDA
           (University of Virginia
           Health Services
           Foundation)
           Series 00
    3,100  10/01/30 (b) ...........................          1.60     3,100,000
           Nelson County IDA
           (Taylor Ramsey Corp.)
           Series 99 AMT
    1,045  8/01/09 (b) ............................          1.70     1,045,000
           Newport News MFHR
           (Jefferson Point
           Development)
           Series 98
    5,200  11/01/11 (b) ...........................          1.80     5,200,000
           Newport News
           Redevelopment &
           Housing MFHR
           (Springhouse Apartments)
           Series 01
    2,500  9/01/26 (b) ............................          1.65     2,500,000
           Portsmouth IDA
           (Fairwood Homes Project)
           Series A
    3,000  11/01/27 (b) ...........................          1.75     3,000,000
           Richmond RAN
           Series 01
    6,000  6/25/02 ................................          1.85     6,032,857
           Richmond Redevelopment
           MFHR
           (Tobacco Row)
           Series 89B-2 AMT
    1,000  10/01/24 (b) ...........................          1.90     1,000,000
           Richmond Redevelopment
           MFHR
           (Tobacco Row)
           Series 89B-8 AMT
    3,555  10/01/24 (b) ...........................          1.90     3,555,000
           Suffolk IDA Residential
           Care Facility
           (Lake Prince
           Center Project)
           Series 01
    6,600  10/01/31 (b) ...........................          1.70     6,600,000
           Suffolk Redevelopment
           & Housing Authority
           MFHR
           (Oak Springs
           Apartments)
           Series 99
    3,790  12/01/19 (b) ...........................          1.65     3,790,000
           Virginia Beach
           Development Authority
           (Chesapeake Bay
           Academy)
           Series 00 AMT
    4,200  4/01/25 (b) ............................          1.65     4,200,000

                                   Alliance Municipal Trust - Virginia Portfolio
================================================================================

Principal
 Amount
  (000)    Security(a)                                   Yield        Value
--------------------------------------------------------------------------------

           Virginia Education Loan
           Authority
           (Guaranteed Student
           Loan Program)
           Series D AMT
$   2,970  3/01/02 ................................       3.21%   $    2,980,529
                                                                  --------------
           Total Municipal Bonds
           (amortized cost
           $135,943,886) ..........................                  135,943,886
                                                                  --------------
           COMMERCIAL
           PAPER-3.2%
           VIRGINIA-3.2%
           Mecklenburg IDA
           (UAE Mecklenburg
           Congregation)
           Series 01 AMT
    2,500  6/28/02 ................................       2.10         2,500,000
           Norfolk IDA Hospital
           Revenue
           (Sentara Hospital)
    2,000  2/08/02 ................................       1.30         2,000,000
                                                                  --------------
           Total Commercial Paper
           (amortized cost
           $4,500,000) ............................                    4,500,000
                                                                  --------------
           TOTAL
           INVESTMENTS-99.1%
           (amortized cost
           $140,443,886) ..........................                  140,443,886
           Other assets less
           liabilities-0.9% .......................                    1,323,763
                                                                  --------------
           NET ASSETS-100%
           (offering and redemption
           price of $1.00 per share;
           141,775,674 shares
           outstanding) ...........................                $ 141,767,649
                                                                   =============

--------------------------------------------------------------------------------

(a) All securities either mature or their interest rate changes in one year or less.

(b) Variable Rate Demand Notes (VRDN) are instruments whose interest rates change on a specified date (such as coupon date or interest payment date) or whose interest rates vary with changes in a designated base rate (such as the prime interest rate). These instruments are payable on demand and are secured by letters of credit or other credit support agreements from major banks. Periodic Put Bonds (PPB) are payable on demand quarterly, semi-annually or annually and their interest rates change less frequently than rates on Variable Rate Demand Notes.

      Glossary of Terms:

      AMT   Alternative Minimum Tax
      EDA   Economic Development Authority
      FSA   Financial Security Assurance, Inc.
      IDA   Industrial Development Authority
      IDR   Industrial Development Revenue
      MFHR  Multi-Family Housing Revenue
      PCR   Pollution Control Revenue
      SWDR  Solid Waste Disposal Revenue
      RAN   Revenue Antics

      See notes to financial statements.

STATEMENT OF OPERATIONS
Six Months Ended December 31, 2001
(unaudited)                        Alliance Municipal Trust - Virginia Portfolio
================================================================================

INVESTMENT INCOME
   Interest .....................................................                $1,694,021
EXPENSES
   Advisory fee (Note B) ........................................   $ 390,376
   Distribution assistance and administrative service (Note C) ..     348,655
   Custodian fees ...............................................      36,127
   Transfer agency (Note B) .....................................      23,964
   Audit and legal fees .........................................      12,567
   Printing .....................................................      10,710
   Registration fees ............................................       4,509
   Trustees' fees ...............................................       1,073
   Miscellaneous ................................................       5,582
                                                                    ---------
   Total expenses ...............................................     833,563
   Less: expense reimbursement ..................................     (52,811)
                                                                    ---------
   Net expenses .................................................                   780,752
                                                                                 ----------
NET INCREASE IN NET ASSETS FROM OPERATIONS ......................                $  913,269
                                                                                 ==========

--------------------------------------------------------------------------------

See notes to financial statements.

STATEMENT OF CHANGES IN NET
ASSETS                             Alliance Municipal Trust - Virginia Portfolio
================================================================================

                                                 Six Months Ended    Year Ended
                                                 December 31, 2001     June 30,
                                                    (unaudited)         2001
                                                 =================  =============
INCREASE IN NET ASSETS FROM OPERATIONS
   Net investment income .......................   $     913,269    $   4,093,642
DIVIDENDS TO SHAREHOLDERS FROM:
   Net investment income .......................        (913,269)      (4,093,642)
TRANSACTIONS IN SHARES OF BENEFICIAL INTEREST
   Net increase (decrease) (Note E) ............     (17,725,896)      27,565,611
                                                   -------------    -------------
   Total increase (decrease) ...................     (17,725,896)      27,565,611
NET ASSETS
   Beginning of period .........................     159,493,545      131,927,934
                                                   -------------    -------------
   End of period ...............................   $ 141,767,649    $ 159,493,545
                                                   =============    =============

--------------------------------------------------------------------------------

See notes to financial statements.

NOTES TO FINANCIAL STATEMENTS
December 31, 2001 (unaudited)      Alliance Municipal Trust - Virginia Portfolio
================================================================================

NOTE A: Significant Accounting Policies

Alliance Municipal Trust (the "Fund") is registered under the Investment Company Act of 1940 as an open-end investment company. The Fund operates as a series company currently consisting of: Alliance Municipal Trust-General Portfolio, Alliance Municipal Trust-New York Portfolio, Alliance Municipal Trust-California Portfolio, Alliance Municipal Trust-Connecticut Portfolio, Alliance Municipal Trust-New Jersey Portfolio, Alliance Municipal Trust-Virginia Portfolio (the "Portfolio"), Alliance Municipal Trust-Florida Portfolio, Alliance Municipal Trust-Massachusetts Portfolio, Alliance Municipal Trust-Pennsylvania
Portfolio, Alliance Municipal Trust-Ohio Portfolio and Alliance Municipal Trust-North Carolina Portfolio. Each series is considered to be a separate entity for financial reporting and tax purposes. The Portfolio pursues its objectives by maintaining a port folio of high-quality money market securities all of which, at the time of investment, have remaining maturities of 397 days or less. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States, which require management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements and amounts of income and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Portfolio.

1. Valuation of Securities

Securities in which the Portfolio invests are traded primarily in the over-the-counter market and are valued at amortized cost, under which method a portfolio instrument is valued at cost and any premium or discount is amortized on a constant basis to maturity. Amortization of premium is charged to income. Accretion of market discount is credited to unrealized gains.

2. Taxes

It is the policy of the Portfolio to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its investment company taxable income and net realized gains, if any, to shareholders. Therefore, no provisions for federal income or excise taxes are required.

3. Dividends

The Portfolio declares dividends daily from net investment income and automatically reinvests such dividends in additional shares at net asset value. Net realized capital gains on investments, if any, are expected to be distributed near year end. Dividends paid from net in vestment income for the six months ended December 31, 2001, are exempt from federal income taxes. However, certain shareholders may be subject to the alternative minimum tax.

4. Investment Income and Investment Transactions

Interest income is accrued as earned. Investment transactions are recorded on a trade date basis. Realized gain (loss) from investment transactions is recorded on the identified cost basis.

--------------------------------------------------------------------------------

NOTE B: Advisory Fee and Transactions with an Affiliate of the Adviser

The Portfolio pays its Adviser, Alliance Capital Management L.P., an advisory fee at the annual rate of .50% on the first $1.25 billion of average daily net assets; .49% on the next $.25 billion; .48% on the next $.25 billion; .47% on the next $.25 billion; .46% on the next $1 billion; and .45% in excess of $3 billion. The Adviser has agreed, pursuant to the advisory agreement, to reimburse the Portfolio to the extent that its annual aggregate expenses (excluding taxes, brokerage, interest and, where permitted, extraordinary expenses) exceed 1% of its average daily net assets for any fiscal year. For the six months ended December 31, 2001, the reimbursement amounted to $52,811.

The Portfolio compensates Alliance Global Investor Services, Inc. (AGIS), (formerly, Alliance Fund Services, Inc.) a wholly-owned subsidiary of the Adviser, under a Transfer Agency Agreement for providing personnel and facilities to perform transfer agency services for the Portfolio. Such compensation amounted to $9,000 for the six months ended December 31, 2001.

For the six months ended December 31, 2001, the Portfolio's expenses were reduced by $48 under an expense offset arrangement with AGIS.

                                   Alliance Municipal Trust - Virginia Portfolio
================================================================================

NOTE C: Distribution Assistance and Administrative Services Plan

Under this Plan, the Portfolio pays Alliance Fund Distributors, Inc., (the "Distributor"), a wholly-owned subsidiary of the Adviser, a distribution fee at the annual rate of .25% of the average daily value of the Portfolio's net assets. The Plan provides that the Distributor will use such payments in their entirety for distribution assistance and promotional activities. For the six months ended December 31, 2001, the distribution fee amounted to $195,188. In addition, the Portfolio may reimburse certain broker-dealers for administrative costs incurred in connection with providing shareholder services, and may reimburse the Adviser for accounting and bookkeeping, and legal and compliance support. For the six months ended December 31, 2001, such payments by the Port folio amounted to $153,467, a portion of which was paid to the Adviser and its affiliates.

--------------------------------------------------------------------------------

NOTE D: Investment Transactions

At December 31, 2001, the cost of investments for federal in come tax purposes was the same as the cost for financial reporting purposes. At June 30, 2001, the Portfolio had a capital loss carryforward of $8,025, of which $7,897 expires in 2004 and $128 expires in the year 2005. To the extent that any capital loss carryforward is used to offset future capital gains, it is probable that these gains will not be distributed to shareholders.

--------------------------------------------------------------------------------

NOTE E: Transactions in Shares of Beneficial Interest

An unlimited number of shares ($.01 par value) are authorized. At December 31, 2001, capital paid-in aggregated $141,775,674. Transactions, all at $1.00 per share, were as follows:

                                                 Six Months Ended       Year Ended
                                                 December 31, 2001        June 30,
                                                    (unaudited)            2001
                                                 =================     ============
Shares sold ..................................        98,177,613        244,269,001
Shares issued on reinvestments of dividends ..           913,269          4,093,642
Shares redeemed ..............................      (116,816,778)      (220,797,032)
                                                    ------------       ------------
Net increase (decrease) ......................       (17,725,896)        27,565,611
                                                    ============       ============

FINANCIAL HIGHLIGHTS               Alliance Municipal Trust - Virginia Portfolio
================================================================================

Selected Data For A Share Of Beneficial Interest Outstanding Throughout Each Period

                                           Six Months
                                             Ended
                                           December 31,                           Year Ended June 30,
                                              2001             ============================================================
                                           (unaudited)           2001         2000         1999         1998         1997
                                          =============        ========     ========     ========     ========     ========
Net asset value, beginning of period ...   $       1.00        $   1.00     $   1.00     $   1.00     $   1.00     $   1.00
                                           ------------        --------     --------     --------     --------     --------
Income From Investment Operations
Net investment income (a) ..............           .006            .029         .028         .023         .029         .028
                                           ------------        --------     --------     --------     --------     --------
Less: Dividends
Dividends from net investment income ...          (.006)          (.029)       (.028)       (.023)       (.029)       (.028)
                                           ------------        --------     --------     --------     --------     --------
Net asset value, end of period .........   $       1.00        $   1.00     $   1.00     $   1.00     $   1.00     $   1.00
                                           ============        ========     ========     ========     ========     ========
Total Return
Total investment return based on
   net asset value (b) .................            .58%           2.92%        2.84%        2.34%        2.90%        2.83%
Ratios/Supplemental Data
Net assets, end of period
   (000's omitted) .....................   $    141,768        $159,494     $131,928     $113,932     $123,822     $ 78,775
Ratio to average net assets of:
   Expenses, net of waivers and
     reimbursements ....................           1.00%(c)        1.00%        1.00%        1.00%         .93%         .80%
   Expenses, before waivers and
     reimbursements ....................           1.07%(c)        1.06%        1.07%        1.07%        1.03%        1.15%
   Net investment income (a) ...........           1.17%(c)        2.87%        2.81%        2.34%        2.86%        2.78%

--------------------------------------------------------------------------------

(a)   Net of expenses reimbursed or waived by the Adviser.

(b) Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Total investment return calculated for a period of less than one year is not annualized.

(c)   Annualized.

                                   Alliance Municipal Trust - Virginia Portfolio
================================================================================

Alliance Municipal Trust
1345 Avenue of the Americas
New York, NY 10105
Toll-free 1(800) 221-5672

TRUSTEES

John D. Carifa, Chairman
Sam Y. Cross (1)
Charles H.P. Duell (1)
William H. Foulk, Jr. (1)
David K. Storrs (1)
Shelby White (1)

OFFICERS

John D. Carifa, Chairman
Ronald M. Whitehill, President
Kathleen A. Corbet, Senior Vice President
Drew A. Biegel, Senior Vice President
John R. Bonczek, Senior Vice President
Doris T. Ciliberti, Senior Vice President
Patricia Ittner, Senior Vice President
Robert I. Kurzweil, Senior Vice President
Wayne D. Lyski, Senior Vice President
William E. Oliver, Senior Vice President
Raymond J. Papera, Senior Vice President
Frances M. Dunn, Vice President
William J. Fagan, Vice President
Linda N. Kelley, Vice President
Joseph R. LaSpina, Vice President
Eileen M. Murphy, Vice President
Maria C. Sazon, Vice President
Edmund P. Bergan, Jr., Secretary
Mark D. Gersten, Treasurer and Chief Financial Officer
Thomas R. Manley, Controller

CUSTODIAN

State Street Bank and Trust Company
P.O. Box 1912
Boston, MA 02105

DISTRIBUTOR

Alliance Fund Distributors, Inc.
1345 Avenue of the Americas
New York, NY 10105

TRANSFER AGENT

Alliance Global Investor Services, Inc.
P.O. Box 1520
Secaucus, NJ 07096-1520
Toll-Free (800) 221-5672

INDEPENDENT ACCOUNTANTS

PricewaterhouseCoopers LLP
1177 Avenue of the Americas
New York, NY 10036

LEGAL COUNSEL

Seward & Kissel LLP
One Battery Park Plaza
New York, NY 10004

--------------------------------------------------------------------------------

(1)   Members of the Audit Committee.


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

Alliance Municipal Trust - Virginia Portfolio
1345 Avenue of the Americas, New York, NY 10105
Toll free 1 (800) 221-5672

Yields. For current recorded yield information on Alliance Municipal Trust, call on a touch-tone telephone toll-free (800) 251-0539 and press the following sequence of keys:

|*| |*| |1| |2| |2| |1| |#|

For non-touch-tone telephones, call toll-free (800) 221-9513
--------------------------------------------------------------------------------

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